RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest expenses on advances	$ 25,349	$ 8,568	$ 18,030
Due to related parties	1,098,644	878,515	645,788
Accrued expenses, including accrued officer salaries	1,089,817	843,136	1,345,567
Accrued interest	320,752	227,352	96,100
CEO and President [Member]
Due to related parties		32,020	32,020
DIGS founder [Member]
Accounts payable related parties	16,619	16,619
Accrued expenses, including accrued officer salaries	668,611	588,611	349,000
Accounts payable related parties		16,619	22,574
ShieldSaver founder [Member]
Repayments of related party debt		0	(11,375)
On July 22, 2019 And August 2, 2019 [Member]
Due from related parties	960,700	735,000	585,000
Accrued interest	$ 121,622	$ 96,273	18,030
Interest rate	12.00%	12.00%
March 1, 2019 [Member] | Consultant [Member]
conversion price of convertible instrument	$ 0.01	$ 0.01
March 2020 [Member]
Due to related parties	$ 0	$ 2,892	2,892
Advances to related parties	$ 16,322	15,222
Accounts payable related parties		$ 15,222	$ 10,738